Prepaid expenses and accrued income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	SFr 5,652	SFr 1,252
Accrued income	76	2
Prepaid expenses and accrued income	SFr 5,728	SFr 1,254